Summary of Significant Accounting Policies - Change in estimate (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Video Game Terminals and Equipment [Member]
Change in Accounting Estimate [Line Items]
Useful life				7 years
Service Life
Change in Accounting Estimate [Line Items]
Decrease in depreciation expense	$ 1,898		$ 4,511
Decrease to net loss	$ 1,533		$ 3,687
Decrease to loss per share	0.02		0.05
Service Life | Video Game Terminals and Equipment [Member]
Change in Accounting Estimate [Line Items]
Useful life		10 years	10 years	7 years